Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)	Share capital Restricted stock units at $147.20 per share	Share capital Restricted stock units at $ 88.80 per share	Share capital Restricted stock units at $ 48.96 per share	Share capital Restricted stock units at $8.22 per share	Share capital	Other reserves Restricted stock units at $147.20 per share	Other reserves Restricted stock units at $ 88.80 per share	Other reserves Restricted stock units at $ 48.96 per share	Other reserves Restricted stock units at $8.22 per share	Other reserves	Accumulated deficit Restricted stock units at $147.20 per share	Accumulated deficit Restricted stock units at $ 88.80 per share	Accumulated deficit Restricted stock units at $ 48.96 per share	Accumulated deficit Restricted stock units at $8.22 per share	Accumulated deficit	Accumulated other comprehensive loss Restricted stock units at $147.20 per share	Accumulated other comprehensive loss Restricted stock units at $ 88.80 per share	Accumulated other comprehensive loss Restricted stock units at $ 48.96 per share	Accumulated other comprehensive loss Restricted stock units at $8.22 per share	Accumulated other comprehensive loss	Restricted stock units at $147.20 per share	Restricted stock units at $ 88.80 per share	Restricted stock units at $ 48.96 per share	Restricted stock units at $8.22 per share	Total
Balance at Dec. 31, 2022					$ 49,434,692					$ 21,053					$ (21,087,962)					$ (1,467,622)					$ 26,900,161
Fair value of RSU’s issued	$ 774,736	$ 179,037	$ 86,137																		$ 774,736	$ 179,037	$ 86,137
Cancelled shares					(200,014)																				(200,014)
Issuance of shares from private placement					314,384																				314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property					431,149																				431,149
Net loss															(32,275,070)										(32,275,070)
Translation adjustment																				(39,412)					(39,412)
Balance at Dec. 31, 2023					51,020,121					21,053					(53,363,032)					(1,507,034)					(3,828,892)
Fair value of RSU’s issued				$ 1,547,703																				$ 1,547,703
Cancelled shares					(1,445,188)																				(1,445,188)
Issuance of shares from private placement					1,396,702					11,531,486															12,928,188
Issuance of shares upon exercise of prefunded warrants					11,528,116					(11,528,116)
Share issuance costs					(728,056)																				(728,056)
Net loss														(4,096,029)										(4,096,029)	(4,096,029)
Translation adjustment																			$ (101,188)					$ (101,188)	(101,188)
Balance at Dec. 31, 2024					$ 63,319,398					$ 24,423					$ (57,459,061)					$ (1,608,222)					$ 4,276,538